Bargain Purchase Gain - Additional Information (Detail) (Tap Funding Limited, USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended
	Dec. 20, 2012	Dec. 20, 2012
Tap Funding Limited
Business Acquisition [Line Items]
Business Acquisition, Cost of Acquired Entity, Number of Shares of Acquired Common Stock	501	501
Business Acquisition Cash consideration	$ 20,532
Reduced management fees	$ 3,852
Business Acquisition, Percentage of Equity Interests Acquired	50.10%	50.10%
Common Shares Outstanding Business Acquisition	1,000	1,000